Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2014
Additional Other Liabilities Disclosure [Abstract]
Other Assets and Other Liabilities

NOTE 6 — OTHER ASSETS AND OTHER LIABILITIES

The following table presents the Company’s other assets and other liabilities, within continuing operations, as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Other current assets:
Prepaid expenses	$431	$424
Inventory	348	432
Loans receivable due within one year	81	85
Income taxes receivable	115	—
Other	4	9
Total other current assets	$979	$950

Other noncurrent assets:
Loans receivable, net	$1,154	$1,322
Nonmarketable equity securities	—	800
Property and equipment, net	106	71
Other	(4)	—
Total other noncurrent assets	$1,256	$2,193

Other noncurrent liabilities:
Accrued expenses	$132	$94
Deferred income taxes	204	6
Total other noncurrent liabilities	$336	$100